Other financial assets and other non-current assets - Summary of Detailed Information About Other Financial Assets and Other Noncurrent Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other financial assets and other non-current assets [line items]
Loans receivable (net of expected credit loss)	€ 11,500	€ 1,548
Deposits	2,173	1,847
Equity Investment	5,984	6,747
Other financial assets	40,860	1,576
Total	60,517	€ 11,718
Loan To Third-Party [member]
Disclosure of other financial assets and other non-current assets [line items]
Financial assets at fair value through profit or loss	€ 11,500